Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2023 (Unaudited)

COMMON STOCKS - 88.2%	Shares	Value
Communication Services - 4.2%
Angi, Inc. (a)	2,568,082	$5,084,802
Cogent Communications Holdings, Inc.	395,982	24,511,286
Pinterest, Inc. (a)	1,376,974	37,219,607
Take-Two Interactive Software, Inc. (a)	150,473	21,124,905
Total Communication Services		87,940,600

Consumer Discretionary - 9.0%
Bright Horizons Family Solutions, Inc. (a)	702,677	57,240,068
Choice Hotels International, Inc.	168,523	20,645,753
Churchill Downs, Inc.	247,096	28,673,020
Clarus Corp.	1,529,261	11,561,213
First Watch Restaurant Group, Inc. (a)	531,515	9,189,894
Mister Car Wash, Inc. (a)	3,928,152	21,644,117
TopBuild Corp. (a)	73,651	18,530,592
Vizio Holding Corp. (a)	1,231,517	6,662,507
XPEL, Inc. (a)	176,536	13,612,691
Total Consumer Discretionary		187,759,855

Consumer Staples - 3.7%
Casey’s General Stores, Inc.	203,943	55,374,603
Simply Good Foods Co. (a)	602,153	20,786,322
Total Consumer Staples		76,160,925

Energy - 5.8%
Cactus, Inc.	508,560	25,534,798
ChampionX Corp.	1,583,020	56,387,172
Denbury, Inc. (a)	397,893	38,997,493
Total Energy		120,919,463

Financials - 4.3%
Houlihan Lokey, Inc.	127,688	13,677,939
Prosperity Bancshares, Inc.	790,909	43,167,813
WEX, Inc. (a)	174,324	32,788,601
Total Financials		89,634,353

Health Care - 21.6%
Abcam PLC ADR - ADR (a)	1,659,172	37,547,062
Accolade, Inc. (a)	1,988,733	21,040,795
agilon health, Inc. (a)	1,205,866	21,416,180
Alignment Healthcare, Inc. (a)	1,171,633	8,131,133
Arvinas, Inc. (a)	142,794	2,804,474
Ascendis Pharma A/S ADR - ADR (a)	154,661	14,482,456
Blueprint Medicines Corp. (a)	185,084	9,294,918
Bruker Corp.	530,596	33,056,131
Definitive Healthcare Corp. (a)	1,357,913	10,849,725
Encompass Health Corp.	560,051	37,613,025
Establishment Labs Holdings, Inc. (a)	472,481	23,184,643
HealthEquity, Inc. (a)	620,990	45,363,320
Inari Medical, Inc. (a)	441,451	28,870,895
Karuna Therapeutics, Inc. (a)	103,084	17,430,474
LifeStance Health Group, Inc. (a)	1,270,277	8,726,803
NeoGenomics, Inc. (a)	2,626,642	32,307,697
Neurocrine Biosciences, Inc. (a)	348,141	39,165,862
OrthoPediatrics Corp. (a)	469,334	15,018,688
Phreesia, Inc. (a)	1,011,050	18,886,414
SI-BONE, Inc. (a)	1,179,350	25,049,394
Total Health Care		450,240,089

Industrials - 19.1%
AZEK Co., Inc. (a)	511,630	15,215,876
Casella Waste Systems, Inc. (a)	292,978	22,354,221
Curtiss-Wright Corp.	111,794	21,870,260
FTI Consulting, Inc. (a)	144,929	25,856,783
Genpact Ltd.	1,164,439	42,152,692
IDEX Corp.	49,471	10,290,958
John Bean Technologies Corp.	210,105	22,090,440
Knight-Swift Transportation Holdings, Inc.	296,523	14,870,629
MSA Safety, Inc.	225,333	35,523,748
Mueller Water Products, Inc.	1,130,090	14,329,541
Rentokil Initial PLC ADR - ADR	1,066,795	39,524,755
SiteOne Landscape Supply, Inc. (a)	62,394	10,198,299
Valmont Industries, Inc.	111,673	26,824,971
Waste Connections, Inc.	271,932	36,520,467
Woodward, Inc.	292,351	36,327,535
Zurn Elkay Water Solutions Corp.	834,453	23,381,373
Total Industrials		397,332,548

Information Technology - 16.7%
Bentley Systems, Inc.	428,843	21,510,765
BlackLine, Inc. (a)	605,356	33,579,097
CCC Intelligent Solutions Holdings, Inc. (a)	1,560,380	20,831,073
Clear Secure, Inc.	1,028,224	19,577,385
Clearwater Analytics Holdings, Inc. (a)	144,244	2,789,679
Dynatrace, Inc. (a)	816,037	38,133,409
Entegris, Inc.	326,749	30,684,999
Envestnet, Inc. (a)	387,374	17,056,077
Guidewire Software, Inc. (a)	143,382	12,904,380
Infinera Corp. (a)	4,818,071	20,139,537
Lattice Semiconductor Corp. (a)	129,638	11,139,793
Littelfuse, Inc.	91,879	22,723,514
Onto Innovation, Inc. (a)	48,447	6,177,962
Power Integrations, Inc.	353,140	26,948,114
PROS Holdings, Inc. (a)	801,760	27,756,931
SiTime Corp. (a)	21,049	2,404,848
Workiva, Inc. (a)	345,236	34,986,216
Total Information Technology		349,343,779

Materials - 3.2%
HB Fuller Co.	523,375	35,908,759
Quaker Chemical Corp.	192,008	30,721,280
Total Materials		66,630,039

Real Estate - 0.6%
DigitalBridge Group, Inc.	764,721	13,443,795
Total Real Estate		13,443,795
TOTAL COMMON STOCKS (Cost $1,636,473,716)		1,839,405,446

PRIVATE PLACEMENTS - 0.1%
StepStone VC Global Partners IV-B, L.P (a)(b)(e)	19,200	1,157,018
StepStone VC Global Partners V-B, L.P. (a)(c)(e)	91,769	102,117
TOTAL PRIVATE PLACEMENTS (Cost $–)		1,259,135

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Real Estate - 1.7%
EastGroup Properties, Inc.	211,345	35,195,283
Total Real Estate		35,195,283
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,195,542)		35,195,283

EXCHANGE TRADED FUNDS — 1.8%		Value
SPDR S&P Biotech Exchange Traded Fund	532,861	38,909,510
TOTAL EXCHANGE TRADED FUNDS (Cost $42,833,507)		38,909,510

SHORT-TERM INVESTMENTS - 8.2%
Money Market Funds - 8.2%
First American Government Obligations Fund - Class Z, 5.22% (d)	170,938,678	170,938,678
Total Money Market Funds		170,938,678
TOTAL SHORT-TERM INVESTMENTS (Cost $170,938,678)		170,938,678

TOTAL INVESTMENTS - 100.0% (Cost $1,873,441,443)		2,085,708,052
Liabilities in Excess of Other Assets – (0.0)%		(160,376)
TOTAL NET ASSETS - 100.0%		$2,085,547,676

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

(c)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

(d)	The rate shown represents the 7-day effective yield as of September 30, 2023.
(e)
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

Various inputs may be used to determine the value of the Fund’s investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Equities:
Common Stocks	$1,839,405,446	$–	$–
Real Estate Investment Trusts	35,195,283	–	–
Private Placements	–	–	1,259,135
Total Equities	1,874,600,729	–	1,259,135

Investment Companies:
Exchange Traded Funds	38,909,510	–	–
Total Investment Companies	38,909,510	–	–

Short-Term Investments:	–	–	–
Money Market Funds	170,938,678	–	–
Total Short-Term Investments	170,938,678	–	–

Total Investments in Securities	$2,084,448,917	$–	$1,259,135

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.